Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Harris Oakmark ETF Trust
Entity Central Index Key	0002035827
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000255242
Shareholder Report [Line Items]
Fund Name	Oakmark U.S. Large Cap ETF
Trading Symbol	OAKM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oakmark U.S. Large Cap ETF (the "Fund") for the period of December 3, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/etfs/oakm/. You can also request this information without charge by contacting us at 1-800 (458-7452) or contacting your intermediary.
Additional Information Phone Number	1-800 (458-7452)
Additional Information Website	oakmark.com/etfs/oakm/
Expenses [Text Block]

What were the Fund costs for the reporting period? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Oakmark U.S. Large Cap ETF	$19Footnote Reference+	0.59%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote+	Expenses for a full reporting period would be higher.

Expenses Paid, Amount	$ 19	[1]
Expense Ratio, Percent	0.59%	[2]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

Oakmark U.S. Large Cap ETF returned -1.34% on a net average value basis "(NAV)" for the period ended March 31, 2025, outperforming its benchmark, the S&P 500 Index, which returned -6.79% over the same period.

   At the equity sector level Consumer Staples and Health Care performed the strongest, while Consumer Discretionary and Communication Services were the worst performing sectors.

   At the equity holdings level, American Intl Group led the positive contributors followed by Kroger and CVS Health. General Motors, First Citizens BancShares and Alphabet were the worst performing equities.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Oakmark U.S. Large Cap ETF	S&P 500 Index	Russell 1000 Value Index
12/3/2024	$10,000	$10,000	$10,000
12/31/2024	$9,485	$9,737	$9,364
3/31/2025	$9,866	$9,321	$9,564

Average Annual Return [Table Text Block]
Fund	Since Inception 12/3/2024
Oakmark U.S. Large Cap ETF (at NAV)	(1.34%)
S&P 500 Index	(6.79%)
Russell 1000 Value Index	(4.36%)

Performance Inception Date	Dec. 03, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.
AssetsNet	$ 169,907,422
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 201,350
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Total Net Assets	$169,907,422
# of Portfolio Holdings	37
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$201,350

Holdings [Text Block]

Sector allocation

Financials	38.7%
Health Care	13.0%
Energy	9.9%
Communication Services	9.6%
Consumer Discretionary	6.4%
Consumer Staples	6.3%
Industrials	5.7%
Materials	3.1%
Real Estate	2.9%
Information Technology	2.0%
Short Term Investments & Other, Net	2.4%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

American International Group, Inc.	4.3%
Deere & Co.	4.1%
Citigroup, Inc.	4.0%
Charles Schwab Corp.	3.8%
Intercontinental Exchange, Inc.	3.8%
Charter Communications, Inc., Class A	3.7%
Alphabet, Inc., Class A	3.7%
General Motors Co.	3.5%
ConocoPhillips	3.4%
Phillips 66	3.3%

Material Fund Change [Text Block]

[1]	Expenses for a full reporting period would be higher.
[2]	Annualized.